Note 12 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
12.	Commitments and Contingencies
  Total future annual lease payments for the premises are as follows:
2018	34,784
Total	$34,784